INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - revaluation (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Carrying amount of land and buildings recognized if under cost model	$ 14,330,892	$ 18,244,100	$ 11,694,646